Common Stock and Warrants - Reserved Authorized Shares of Common Stock for Future Issuance (Details) - shares	Sep. 30, 2020		Dec. 31, 2019		Dec. 31, 2018
Common shares reserved for future issuance (in shares)	1,285,186		3,016,722		852,575
Series A Preferred Stock [Member]
Common shares reserved for future issuance (in shares)					69,521
Warrant [Member]
Common shares reserved for future issuance (in shares)	151,442		151,442		157,957
Share-based Payment Arrangement [Member]
Common shares reserved for future issuance (in shares)	354,379		324,473		231,493
Possible Future Issuances under the Prior Purchase Agreement [Member]
Common shares reserved for future issuance (in shares)			597,065
Possible Future Issuances Under the Equity Line of Credit [Member]
Common shares reserved for future issuance (in shares)			597,065
Possible Future Issuances Under Equity Incentive Plans [Member]
Common shares reserved for future issuance (in shares)	50,273		5,325		40,557
2021 Notes [Member]
Common shares reserved for future issuance (in shares)			10,958		280,072
January 2020 Note [Member]
Common shares reserved for future issuance (in shares)	34,037
The 2019 Notes [Member]
Common shares reserved for future issuance (in shares)	615,307		199,172
Optional Exchange Principal Amount [Member]
Common shares reserved for future issuance (in shares)		[1]	1,652,437	[1]
Convertible Notes Payable [Member]
Common shares reserved for future issuance (in shares)	79,748		75,850		72,975

[1]	Common Stock issuable (i) in exchange of the Deerfield Optional Conversion Feature, or (ii) upon conversion of the Series B-2 Preferred Stock issuable in exchange of the Deerfield Optional Conversion Feature